UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period __________ to __________

[_] Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period __________ to __________

[X] Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2012 to December 31, 2014

January 28, 2015
(Date of Report)

Principal Commercial Funding, LLC
(Exact name of securitizer as specified in its charter)

N/A	0001626009
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Thomas R. Pospisil - (515) 247-0667
(Name and telephone number, including area code, of the person to contact in connection with this filing)

[_] Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

[_] Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

[_] Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator			Assets That Were Subject to Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchases or Replacement (due to expired cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class: CMBS
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14 (CIK 0001379803)	X	Principal Commercial Funding II, LLC	51	$578,009,396	23.4%	1	$65,000,000	2.63%	0	0	0	0	0	0	0	0	0	1	$65,000,000	2.63%	0	0	0
Total by Issuing Entity:		Principal Commercial Funding II, LLC	51	$578,009,396	23.4%	1	$65,000,000	2.63%	0	0	0	0	0	0	0	0	0	1	$65,000,000	2.63%	0	0	0

Notes: The dollar amounts and percentages presented above are each as of the applicable securitization date.

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying each trustee and servicer for the Covered Transactions (collectively, “Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 28, 2015	Principal Commercial Funding, LLC (Securitizer)
By: /s/ Margie Custis Name: Margie A. Custis Title: Managing Director